Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Beginning balance	$ 131	$ 100
Increases (decrease) related to tax positions taken during prior years	(7)	41
Effect of exchange rate	(5)	(10)
Ending balance	$ 119	$ 131